Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

June 30, 2017

Dates Covered
Collections Period	06/01/17 - 06/30/17
Interest Accrual Period	06/15/17 - 07/16/17
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/17	1,188,981,817.72	62,469
Yield Supplement Overcollateralization Amount 05/31/17	77,483,285.17	0
Receivables Balance 05/31/17	1,266,465,102.89	62,469
Principal Payments	37,443,537.47	1,239
Defaulted Receivables	2,106,002.16	82
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/17	74,426,760.49	0
Pool Balance at 06/30/17	1,152,488,802.77	61,148

Pool Statistics	$ Amount	# of Accounts
Pool Factor	89.46%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	13,056,081.77	697
Past Due 61-90 days	3,884,094.43	186
Past Due 91-120 days	504,747.75	28
Past Due 121+ days	0.00	0
Total	17,444,923.95	911

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	1,033,827.49
Aggregate Net Losses/(Gains) - June 2017	1,072,174.67
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.02%
Prior Net Losses Ratio	0.24%
Second Prior Net Losses Ratio	0.13%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Overcollateralization Target Amount	51,861,996.12
Actual Overcollateralization	47,807,414.14
Weighted Average APR	4.31%
Weighted Average APR, Yield Adjusted	6.95%
Weighted Average Remaining Term	61.32

Flow of Funds	$ Amount

Collections	43,037,610.01
Investment Earnings on Cash Accounts	26,839.96
Servicing Fee	(1,055,387.59)
Transfer to Collection Account	0.00
Available Funds	42,009,062.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,555,749.42
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	40,384,491.29
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	42,009,062.38

Servicing Fee	1,055,387.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 06/15/17	1,145,065,879.92
Principal Paid	40,384,491.29
Note Balance @ 07/17/17	1,104,681,388.63

Class A-1
Note Balance @ 06/15/17	113,615,879.92
Principal Paid	40,384,491.29
Note Balance @ 07/17/17	73,231,388.63
Note Factor @ 07/17/17	32.5472838%

Class A-2a
Note Balance @ 06/15/17	346,500,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	346,500,000.00
Note Factor @ 07/17/17	100.0000000%

Class A-2b
Note Balance @ 06/15/17	129,500,000.00
Principal Paid	0.0000000%
Note Balance @ 07/17/17	129,500,000.00
Note Factor @ 07/17/17	100.0000000%

Class A-3
Note Balance @ 06/15/17	426,000,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	426,000,000.00
Note Factor @ 07/17/17	100.0000000%

Class A-4
Note Balance @ 06/15/17	94,750,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	94,750,000.00
Note Factor @ 07/17/17	100.0000000%

Class B
Note Balance @ 06/15/17	34,700,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	34,700,000.00
Note Factor @ 07/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,624,571.09
Total Principal Paid	40,384,491.29
Total Paid	42,009,062.38

Class A-1
Coupon	1.10000%
Interest Paid	111,091.08
Principal Paid	40,384,491.29
Total Paid to A-1 Holders	40,495,582.37

Class A-2a
Coupon	1.50000%
Interest Paid	433,125.00
Principal Paid	0.00
Total Paid to A-2a Holders	433,125.00

Class A-2b
One-Month Libor	1.15889%
Coupon	1.29889%
Interest Paid	149,516.67
Principal Paid	0.00
Total Paid to A-2b Holders	149,516.67

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2929851
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.1417416
Total Distribution Amount	33.4347267

A-1 Interest Distribution Amount	0.4937381
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	179.4866280
Total A-1 Distribution Amount	179.9803661

A-2a Interest Distribution Amount	1.2500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.2500000

A-2b Interest Distribution Amount	1.1545689
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.1545689

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/17	3,213,436.41
Investment Earnings	2,021.79
Investment Earnings Paid	(2,021.79)
Deposit/(Withdrawal)	-
Balance as of 07/17/17	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41